Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Inflation Protected Fund

(the “Fund”)

Supplement dated October 31, 2016, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

The following changes to the Prospectus are effective on October 31, 2016:

In the section entitled “Fund Summary: Inflation Protected Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Robert Vanden Assem, CFA	2004	Managing Director and Head of Investment Graded Fixed Income
Roberto Coronado	2016	Senior Vice President and Senior Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 134 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Investment decisions for the Inflation Protected Fund are made by Robert Vanden Assem and Roberto Coronado. Please see above for the biography of Mr. Vanden Assem. Mr. Coronado, Senior Vice President and Senior Portfolio Manager, joined PineBridge in 2014. He is responsible for managing global aggregate funds and the global and European bond strategies for both institutional and retail clients. Previously, Mr. Coronado was a Portfolio Manager covering global bond and absolute return strategies at Deutsche Asset Management. Prior to that, he worked at GE Commercial Finance as a credit analyst, and began his investment career in 2000 as an analyst at ABB Financial Services. He holds a Bachelor of Business Administration in Finance from the University of Texas at Arlington and a Master of Science in International Business and Finance from Stockholm School of Economics.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Inflation Protected Fund

(the “Fund”)

Supplement dated October 31, 2016, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

Effective October 31, 2016, the following changes to the SAI are effective:

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to Amit Agrawal, a portfolio manager associated with PineBridge Investments LLC, on page 61 of the SAI is hereby deleted and replaced with the following:

Advisers/ Subadviser	Portfolio Manager	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
PineBridge	Coronado, Roberto	4	1,067	3	491	1	67

*	As of September 30, 2016

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.